Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Real Estate Diversified Income Fund for the reporting period ending September 30, 2022:

Item D.11 – Net Asset Value

Net asset value per share at end of reporting period:  This item was updated to reflect an NAV of 9.91.

Other than the update noted above, no other modifications were made to the filing as initially submitted on November 30, 2022 (Accession No. 0001752724-22-275472).